Land Use Rights, Net	12 Months Ended
Dec. 31, 2016
Land Use Rights, Net
Land Use Rights, Net

11.    Land Use Rights, Net

As of December 31,
2016
RMB
Cost:
Land use rights	84,068
Less: Accumulated amortization	(1,541)

Land use rights, net	82,527

The lease period of the land use rights are from May 2016 to January 2066. Amortization expenses for land use rights for the years ended December 31, 2015 and 2016 were nil and RMB1,541, respectively.